Prepayment and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepayment and Other Current Assets
Schedule of prepayment and other current assets

	As of December 31,
	2020	2021
	RMB	RMB
Prepayments for services	21,413	31,988
Prepaid rental and other deposits	12,715	18,241
Prepayments to inventory suppliers	—	15,389
Loan receivables, net	—	15,074
Receivable from other online retail platform	—	6,627
Receivable related to exercise of share options	134	310
Staff advances	212	432
VAT receivables	1,684	422
Interest receivable	6,755	284
Others	277	3,075
Total	43,190	91,842